Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-1/A
Entity Registrant Name	Texas Precious Metals Trust
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-0724963
Entity Address, Address Line One	Three Main Street Suite 215
Entity Address, City or Town	Burlington
Entity Address, State or Province	VT
Entity Address, Postal Zip Code	05401
City Area Code	802
Local Phone Number	540-0019
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Entity Central Index Key	0002087989
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	true